3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details Narrative
Impairment charges related to capitalized production costs					$ 7,822,549	$ 648,525
Depreciation expense	$ 72,205	$ 4,681	$ 150,182	$ 15,996	$ 20,225	$ 24,826
Potential dilutive warrants outstanding					5,890,000	1,050,000
Goodwill	$ 14,351,368		$ 14,351,368		$ 0